Segment Information (Schedule of Segment Interest Income and Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Interest income from bank deposits	$ 314	$ 372	$ 535
Interest expenses
Injection Molded Plastic Parts [Member]
Segment Reporting Information [Line Items]
Interest income from bank deposits	306	364	509
Interest expenses
Electronic Products [Member]
Segment Reporting Information [Line Items]
Interest income from bank deposits	8	8	26
Interest expenses
Metallic Parts [Member]
Segment Reporting Information [Line Items]
Interest income from bank deposits
Interest expenses